Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Interest and dividend income (Note 3)
Loans	$ 5,937	$ 6,123	$ 12,295	$ 12,283
Securities	1,730	1,702	3,472	3,398
Assets purchased under reverse repurchase agreements and securities borrowed	1,492	2,191	3,501	4,339
Deposits and other	67	116	196	261
Interest income	9,226	10,132	19,464	20,281
Interest expense (Note 3)
Deposits and other	2,337	3,267	5,357	6,529
Other liabilities	1,343	1,999	3,257	3,947
Subordinated debentures	81	93	164	185
Interest expense	3,761	5,359	8,778	10,661
Net interest income	5,465	4,773	10,686	9,620
Non-interest income
Insurance premiums, investment and fee income	197	1,515	2,191	3,094
Trading revenue	(66)	314	392	709
Investment management and custodial fees	1,500	1,381	3,035	2,831
Mutual fund revenue	890	899	1,836	1,772
Securities brokerage commissions	460	316	778	658
Service charges	468	466	956	934
Underwriting and other advisory fees	544	554	1,171	899
Foreign exchange revenue, other than trading	280	243	533	492
Card service revenue	212	266	499	548
Credit fees	304	288	664	603
Net gains on investment securities	45	37	56	83
Share of profit in joint ventures and associates	15	14	37	29
Other	19	433	335	816
Non-interest income	4,868	6,726	12,483	13,468
Total revenue	10,333	11,499	23,169	23,088
Provision for credit losses (Notes 4 and 5)	2,830	426	3,249	940
Insurance policyholder benefits, claims and acquisition expense	(177)	1,160	1,437	2,385
Non-interest expense
Human resources (Note 7)	3,573	3,622	7,633	7,265
Equipment	468	445	930	876
Occupancy	417	405	814	802
Communications	252	273	502	513
Professional fees	324	290	608	595
Amortization of other intangibles	315	299	618	589
Other	593	582	1,215	1,188
Non-interest expense	5,942	5,916	12,320	11,828
Income before income taxes	1,738	3,997	6,163	7,935
Income taxes	257	767	1,173	1,533
Net income	1,481	3,230	4,990	6,402
Net income attributable to:
Shareholders	1,484	3,226	4,988	6,396
Non-controlling interests	(3)	4	2	6
Net income	$ 1,481	$ 3,230	$ 4,990	$ 6,402
Basic earnings per share (in dollars) (Note 9)	$ 1.00	$ 2.20	$ 3.41	$ 4.36
Diluted earnings per share (in dollars) (Note 9)	1.00	2.20	3.40	4.34
Dividends per common share (in dollars)	$ 1.08	$ 1.02	$ 2.13	$ 2.00